UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________

Commission File Number of securitizer:      ______________

Central Index Key Number of securitizer:    ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001716121
Central Index Key Number of sponsor: N/A

                                TORO Mortgage Funding Trust 2017-Reverse Jumbo 1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001716137
Central Index Key Number of underwriter (if applicable): N/A

                                          Cameron Seymore, (651) 412-2014
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3 and Exhibit 99.1 for the related information.

Item 3.	Exhibits

99.1         Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative
Schedule 2 – Conditions Report
Schedule 3 – Loan Level Tape Compare
Schedule 4 – Waived Conditions Summary

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: September 5, 2017

TORO MORTGAGE FUNDING LLC (Depositor)

By:	BLACKSTONE TORO OPERATING PARTNERSHIP LP, as its sole member

	By:	BLACKSTONE TORO HOLDING TRUST, as its sole general partner

	By:	/s/ Nicholas Smith
Name: Nicholas Smith
Title: Chief Investment Officer

EXHIBIT INDEX
Exhibit Number

99.1         Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative
Schedule 2 – Conditions Report
Schedule 3 – Loan Level Tape Compare
Schedule 4 – Waived Conditions Summary